Employee benefits (Details 2) - INR (₨) ₨ in Thousands	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Employee Benefits [Line Items]
Projected benefit obligation at the end of the year	₨ 445,864	₨ 382,492	₨ 298,903	₨ 216,006
Plan assets at the end of the year	(398,663)	(357,360)	₨ (271,170)	₨ (138,180)
Funded status amount of liability recognised in the Balance Sheet	₨ 47,201	₨ 25,132